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                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

                       SUPPLEMENT ISSUED JANUARY 20, 1999
                     TO PROSPECTUS DATED SEPTEMBER 21, 1998

On January 19, 1999, the Board of Trustees of the Series Company approved certain changes to the Funds' investment restrictions with respect to illiquid and restricted securities. Specifically, the section entitled "Illiquid and Restricted Securities" under "Types of Investments" is re-titled and replaced in its entirety with the following:

     ILLIQUID SECURITIES

     An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.

     A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Sub-adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the Sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

     All the Funds, except the Lifestyle Funds, may buy illiquid securities, but are restricted as to how much money they may invest in them.

The related sidebar should only reference illiquid securities.

In the "Fact Sheets" for the LARGE CAP VALUE FUND, MID CAP VALUE FUND, SOCIALLY RESPONSIBLE FUND, AND MONEY MARKET FUND, please disregard all references to restricted securities under "Investment Strategy." The stated limit should refer to illiquid securities only.

VA10832-C
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                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

                       SUPPLEMENT ISSUED JANUARY 20, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 21, 1998


For the INTERNATIONAL GROWTH FUND, THE LARGE CAP GROWTH FUND, THE SMALL CAP GROWTH FUND, THE INTERNATIONAL VALUE FUND, THE LARGE CAP VALUE FUND, THE MID CAP VALUE FUND, THE SMALL CAP VALUE FUND, THE BALANCED FUND, THE HIGH YIELD BOND FUND, THE STRATEGIC BOND FUND, THE CORE BOND FUND, AND THE DOMESTIC BOND FUND the non-fundamental investment restriction regarding illiquid securities is replaced in its entirety with the following:

         The Fund may not invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

For the MID CAP GROWTH FUND, SOCIALLY RESPONSIBLE FUND, AND MONEY MARKET FUND the non-fundamental investment restriction regarding illiquid securities is replaced in its entirety with the following:

         The Fund may not invest more than 10% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.







        VA 10832-1A